Basis of preparation - Total adjustments to the group's lease liabilities (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Lease liabilities	$ 9,900
Adjustment on adoption of IFRS 16 [Member]
Disclosure of voluntary change in accounting policy [line items]
Lease liabilities	9,422	$ 11,979
Less: adjustment for finance leases in joint operations	(189)
Adjustment to lease liabilities	9,233
Adjustment to current lease liabilities	2,152
Adjustment to non-current lease liabilities	$ 7,081